Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of revenue by major service categories
	For the six months ended June 30,
	2022	2021

Sales of graphite anode materials	$9,945,459	$-
Member services	95,974	217,374
Enterprise services
-Comprehensive tailored services	93,059	1,308,326
-Sponsorship advertising services	-	1,732,402
-Consulting services	6,440	64,641
Online services	697	30,162
Other revenues	123,507	2,089,053
Revenue, net	$10,265,136	$5,441,958